Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Nonperforming Assets [Line Items]
Balance December 31, 2016	$ 1,603
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	973
Advances on loans	29
Total additions	1,002
Reductions in nonperforming assets
Paydowns, payoffs	(633)
Net sales	(241)
Return to performing status	(185)
Charge-offs	(346)
Total reductions	(1,405)
Net additions to (reductions in) nonperforming assets	(403)
Balance December 31, 2017	1,200
Commercial and Commercial Real Estate Loans [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2016	623
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	559
Advances on loans	28
Total additions	587
Reductions in nonperforming assets
Paydowns, payoffs	(415)
Net sales	(50)
Return to performing status	(43)
Charge-offs	(298)
Total reductions	(806)
Net additions to (reductions in) nonperforming assets	(219)
Balance December 31, 2017	404
Residential Mortgages, Credit Card and Other Retail [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2016	948
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	392
Advances on loans	1
Total additions	393
Reductions in nonperforming assets
Paydowns, payoffs	(210)
Net sales	(172)
Return to performing status	(142)
Charge-offs	(48)
Total reductions	(572)
Net additions to (reductions in) nonperforming assets	(179)
Balance December 31, 2017	769
Covered Assets [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2016	32
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	22
Total additions	22
Reductions in nonperforming assets
Paydowns, payoffs	(8)
Net sales	(19)
Total reductions	(27)
Net additions to (reductions in) nonperforming assets	(5)
Balance December 31, 2017	$ 27